NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 3 - NOTES PAYABLE

At June 30, 2016 the Company was indebted under various Notes Payable in the total amount of $961,520 including accrued interest, the majority amount of which was matured and past due as of June 30, 2016. Following is a summary of our outstanding Notes Payable indebtedness as of June 30, 2016:

Description of Notes Payable	Amount Owed (1)
Decathlon Alpha LP, Senior Secured Note, due 12/31/16, interest at 15%	$157,021
Forte Ventures LP, Secured Note, past due, interest at 15-21%	386,761
Hawkins Ventures Inc., Secured Note, past due, interest at 18%	94,479
Nottingham Securities Inc., due 9/30/16, interest at 10%	128,173
Finquest Capital Inc., due 9/30/16/, interest at 10%	25,010
Notes payable to two principal officers, due on demand, interest at 6%	91,399
Note payable to individual, past due, interest at 10%	50,000
Note payable to individual, past due, interest at 12%	27,243
Note payable to individual, past due, interest at 6%	1,434
Total……………	$961,520

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(1) Includes accrued interest.

At December 31, 2015, the Company has total of 11 notes agreements totaling $986,082 with interest rates up to 21%.  At December 31, 2014, $1,652,420 of these notes were in default.  These notes consist of the following:

·	The Company has entered into one (1) convertible notes payable totaling $50,000 and bear interest at 10%. The Company has an option to convert this note at $0.50 per share. This note is in default at December 31, 2015.
·	The Company has entered into three (3) convertible notes payable totaling $321,458 and bear interest at 15% to 21%. These notes include warrants to purchase the Company's common stock at $0.265 per share for five (5) years. The maximum number of warrants issued under the agreements total 240,000. These notes are in default at December 31, 2015.
·	The Company has entered into one (1) secured note payable totaling $150,000 with interest at 14% with a maturity date of June 30, 2016.
·	The Company has entered into seven (7) note agreements with interest rates from 6% to 12% totaling $464,624. Of these notes $78,249 were in default at December 31, 2015.